Employee Plans (Expected Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2012	$ 356.4
Expected future benefit payments, 2013	356.3
Expected future benefit payments, 2014	356.3
Expected future benefit payments, 2015	356.3
Expected future benefit payments, 2016	356.4
Expected future benefit payments, 2017 - 2021	1,775.6
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2012	85.8
Expected future benefit payments, 2013	88.6
Expected future benefit payments, 2014	91.0
Expected future benefit payments, 2015	93.5
Expected future benefit payments, 2016	96.4
Expected future benefit payments, 2017 - 2021	518.1
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2012	26.4
Expected future benefit payments, 2013	24.2
Expected future benefit payments, 2014	23.5
Expected future benefit payments, 2015	22.9
Expected future benefit payments, 2016	21.7
Expected future benefit payments, 2017 - 2021	60.6
Gross Medicare Part D Receipts, 2012	2.3
Gross Medicare Part D Receipts, 2013	2.2
Gross Medicare Part D Receipts, 2014	2.0
Gross Medicare Part D Receipts, 2015	1.9
Gross Medicare Part D Receipts, 2016	1.7
Gross Medicare Part D Receipts, 2017 - 2021	$ 4.0